FINANCIAL INCOME (EXPENSES) (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INCOME (EXPENSES) [Line Items]
Foreign exchange gain		R$ 226,241	R$ 227,961	R$ 531,227
Interest income		932,481	642,278	536,420
Gain on derivative transactions		247,534	327,315	512,698
Interest receivable (customers, taxes and other)		238,944	223,797	165,212
Other income with foreign exchange and monetary variation (judicial deposits, taxes and others) (1)		0	0	52,254
Other financial income		195,706	122,922	244,357
Total		1,840,906	1,544,273	2,042,168
Loan, financing, debenture, leases charges and liabilities for the acquisition of a company	[1]	(2,325,052)	(2,141,361)	(2,092,184)
Expenses with monetary variations of provisions for contingencies	[2],[3]	(712,087)	(81,296)	(784,427)
Loss on derivative transactions		(349,310)	(258,307)	(622,787)
Interest payable (financial institutions, trade accounts payable, taxes and other)		(792,803)	(577,229)	(560,195)
Foreign exchange variation on loans and financing		(243)	(2,598)	0
Other expenses with foreign exchange and monetary variation (suppliers, taxes and others)		(66,233)	(234,608)	(162,544)
IOF, Pis, Cofins and other financial expenses		(183,513)	(158,577)	(163,940)
Total		(4,429,241)	(3,453,976)	(4,386,077)
Financial income (expenses), net		(2,588,335)	(1,909,703)	(2,343,909)
Reversal of the monetary update of regulatory provisions			405,986
Reversal of expenses with monetary updating of provisions for legal claims due to adherence to tax amnesty programs		88,321	374,271
Lease liabilities
FINANCIAL INCOME (EXPENSES) [Line Items]
Loan, financing, debenture, leases charges and liabilities for the acquisition of a company		R$ (1,703,845)	R$ (1,630,993)	R$ 1,392,570

[1]	Includes the consolidated amounts of R$1,703,845, R$1,630,993 and R$1,392,570 for the years ended December 31, 2025, 2024 and 2023, respectively, related to lease charges.
[2]	In 2024, it includes the amount of R$405,986, related to the reversal of the monetary adjustment of regulatory provisions due to the Commitment Agreement Linked to the Negotiation for Self-Composition for the Adaptation of STFC Concession Contracts to Authorization Instruments (Note 20.).
[3]	In 2025 and 2024, it includes the amounts of R$88,321 and R$374,271, respectively, related to the reversal of provisions for legal claims expenses due to participation in tax amnesty programs (note 19.b)